Note 11 - Stock-based Compensation - Schedule of Stock Compensation Expense-10Q (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	$ 24,000	$ 44,000	$ 58,500	$ 61,100
Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	62,000	38,000	82,600	358,500
Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	319,000	0
Research and Development Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	9,000	21,000	26,400	38,900
Research and Development Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	24,000	21,000	37,700	56,300
Research and Development Expense [Member] | Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	107,000	0
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2017 Stock Incentive Plan [Member]
Stock compensation expense	15,000	23,000	32,100	22,200
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	38,000	17,000	$ 44,900	$ 302,200
General and Administrative Expense [Member] | Restricted Stock [Member] | The 2021 Stock Incentive Plan [Member]
Stock compensation expense	$ 212,000	$ 0